RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	$ 381	$ 299	$ 299
Provision	6	20	113
Charge-offs, net of recoveries	(8)	(20)	(56)
Foreign currency translation and other	(20)	(20)	(10)
Ending Balance	359	314	381
Retail | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		35	35
Retail | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		334	334
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	174	159	159
Provision	6	2	27
Charge-offs, net of recoveries	(1)	0	(14)
Foreign currency translation and other	(2)	(8)	11
Ending Balance	$ 177	144	174
Wholesale | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		(9)	(9)
Wholesale | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		$ 150	$ 150